Convertible bond	12 Months Ended
Dec. 31, 2019
Borrowings [abstract]
Convertible bond
2 3 .	CONVERTIBLE BOND
On December
19
,
2019, the Company issued 2% convertible bond with a principal amount of US$15,000,000. There was no movement in the number of these convertible bond during the year. The bond is
 convertible at the option of the bondholders into ordinary shares at any time after six months following the date of issuance of the bond and prior to the close of business on the second business day immediately preceding the maturity date of June
 30,
2023. The conversion rate is 99.44 ADSs per US$1,000 principal. The conversion rate is subject to adjustment upon the occurrence of certain events that have an impact on the number of outstanding shares of the
C
ompany. The
bondholder
of the bond can convert all or any portion of the bond that equals to or greater than US$10,000,000. However, the purchaser can only exercise such right to convert for no more than twice. Any convertible notes not converted, as well as the accrued interest, will be repaid on June
30,
2023.
On initial recognition, the derivative component of the convertible bonds is measured at fair value and presented as part of derivative financial liability
. Any excess of proceeds over the amount initially recognized as the derivative component is recogni
z
ed as the liability component.
The movement of convertible bond during the year is as follows:

	Liability component	Derivative financial liability
	HK$	HK$
At December 31, 2017, 2018	—	—
Convertible bond issued during the year	95,995,690	20,813,810

At December 31, 2019	95,995,690	20,813,810